SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Interest rate on investments held as restricted deposits	0.43%
Impairment of long-lived assets
Servenance expense	1,218	951	$ 33
Fair value of derivative asset	159	35
Warranties	212	35
Other receivables	$ 159	$ 35